Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
We have adopted an Amended and Restated Equity Award Grant Policy that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees, including our executive officers, or advisors or consultants to us pursuant to our equity compensation plans. Pursuant to the policy, all grants of equity awards must be approved in advance by our Board of Directors, the Compensation Committee or, subject to the delegation requirements in the policy, our CEO. The equity award granting authority delegated to our CEO applies to employees at the vice president level and below who are not (and are not reasonably expected to be upon hiring) officers (as defined in Section 16 of the Exchange Act and Rule
16a-1
promulgated thereunder) and to equity awards within the specific ranges and subject to a maximum annual aggregate amount as may be set forth in the policy, as approved by the Compensation Committee from time to time.
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
Equity awards granted by our CEO in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant are effective on the first trading day of the month following the later of (i) the date on which such individual’s employment or consulting term begins or promotion occurs or (ii) the date on which such award is approved by our CEO.

•
Equity awards granted to existing employees (other than in connection with a promotion) or consultants will generally be granted, if at all, on an annual basis and must be approved by the Board of Directors or the Compensation Committee. It is the intention of the Compensation Committee that any such annual grants requiring approval of the Compensation Committee be considered and approved at a meeting of the committee.

Award Timing Method
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
Equity awards granted by our CEO in connection with the hiring of a new employee or the promotion of an existing employee or the engagement of a new consultant are effective on the first trading day of the month following the later of (i) the date on which such individual’s employment or consulting term begins or promotion occurs or (ii) the date on which such award is approved by our CEO.

•
Equity awards granted to existing employees (other than in connection with a promotion) or consultants will generally be granted, if at all, on an annual basis and must be approved by the Board of Directors or the Compensation Committee. It is the intention of the Compensation Committee that any such annual grants requiring approval of the Compensation Committee be considered and approved at a meeting of the committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	true